Investment in associates balance sheet movements (Details) ₨ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 INR (₨)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 INR (₨)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 INR (₨)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 INR (₨)	Dec. 31, 2022 EUR (€)
Balance sheet movements of associates companies [Line Items]
Non-current assets | €	€ 20,110,000,000			€ 21,327,000,000
Other intangible assets | €	127,000,000			128,000,000
Current assets | €	7,310,000,000			7,672,000,000
Non-current derivative financial assets | €	366,000,000			221,000,000
Other non current financial assets other than derivatives and infrastructure projects | €	475,000,000			1,139,000,000			€ 1,148,000,000
Deferred tax assets | €	958,000,000			1,159,000,000
Current tax assets, current | €	41,000,000			48,000,000
Assets | €	27,420,000,000			28,999,000,000
Equity attributable to owners of parent | €	5,908,000,000			6,075,000,000			3,766,000,000
Cash and cash equivalents | €	4,271,000,000			4,828,000,000			4,789,000,000								€ 5,130,000,000
Equity | €	(7,665,000,000)			(8,120,000,000)			(5,879,000,000)								€ (6,473,000,000)
Non-current liabilities | €	13,291,000,000			14,578,000,000
Deferred tax liabilities | €	889,000,000			1,239,000,000
Current liabilities | €	6,464,000,000			6,301,000,000
Liabilities | €	19,755,000,000			20,879,000,000
Equity and liabilities | €	27,420,000,000			28,999,000,000
Investments in infrastructure projects subtotal | €	12,509,000,000			14,147,000,000			13,495,000,000
Trade and other current receivables | €	2,245,000,000			2,228,000,000			1,677,000,000
Current borrowings and current portion of non-current borrowings | €	1,071,000,000			1,196,000,000
Trade and other current payables | €	4,180,000,000			3,902,000,000			3,646,000,000
Profit (loss) from continuing operations | €	1,130,000,000			3,476,000,000			495,000,000
Other comprehensive income, before tax | €	(20,000,000)
Comprehensive income | €	541,000,000			3,743,000,000			400,000,000
Revenue, operating | €	9,627,000,000			9,148,000,000			8,515,000,000
Revenue and other operating income, operating | €	9,627,000,000			9,148,000,000			€ 8,515,000,000
IRB Infrastructure Trust (Private InvIT) [Member]
Balance sheet movements of associates companies [Line Items]
Group´s share in equity (23.99% Million EUR) | €	591,000,000			646,000,000
Ganga Acquisition | €	0			58,000,000
Group´s share in equity including Ganga acquisition (23.99%) | €	591,000,000			704,000,000
IRB Infrastructure Trust (Private InvIT) [Member] | Fair value recognised on acquisition June [Member]
Balance sheet movements of associates companies [Line Items]
Group´s share in equity (23.99% Million EUR) | €	652,000,000
Ganga Acquisition | €	0
Group´s share in equity including Ganga acquisition (23.99%) | €	652,000,000
IRB infrastructure developers limited [Member]
Balance sheet movements of associates companies [Line Items]
Group´s share in equity (19.86% and 24.86% post and pre-sale, respectively) | €	30,682,000,000			28,141,000,000
Group´s share in equity (Million EUR) | €	291,000,000			315,000,000
United States of America, Dollars
Balance sheet movements of associates companies [Line Items]
Assets | €	13,354,000,000			15,561,000,000
Equity attributable to owners of parent | €	318,000,000			796,000,000
Liabilities | €	11,700,000,000			13,131,000,000
United States of America, Dollars | JFKNTO sponsor aggregator LLC [Member]
Balance sheet movements of associates companies [Line Items]
Non-current assets										$ 10,413			$ 8,330
Other intangible assets										10,410			8,067
Current assets										2,587			2,510
Non-current derivative financial assets										0			83
Other non current financial assets other than derivatives and infrastructure projects										3			180
Other current financial assets										1,909			1,984
Assets										13,000			10,840
Cash and cash equivalents										611			251
Equity										(2,572)			(1,994)
Non-current liabilities										9,868			8,504
Other non-current liabilities										3,897			3,850
Current liabilities										560			342
Equity and liabilities										13,000			10,840
Issued capital										2,180			1,635
Share of profit/(loss)										49			40
Hedging instrument liabilities										343			319
Debtors and other short-term accounts receivable										67			275
Bonds and debts - infrastructure projects										5,971			4,654
Creditors and other short-term accounts payables										$ 560			$ 342
Canada, Dollars
Balance sheet movements of associates companies [Line Items]
Assets | €	2,104,000,000			882,000,000
Equity attributable to owners of parent | €	1,473,000,000			425,000,000
Liabilities | €	631,000,000			457,000,000
Canada, Dollars | 407 International Inc [Member]
Balance sheet movements of associates companies [Line Items]
Non-current assets									$ 4,602			$ 4,594
Current assets									1,213			1,163
Other non current financial assets other than derivatives and infrastructure projects									673			611
Deferred tax assets									47			62
Assets									5,815			5,757
Cash and cash equivalents									748			720
Equity									6,890			6,199
Non-current liabilities									11,962			11,309
Deferred tax liabilities									579			593
Current liabilities									743			647
Equity and liabilities									5,815			5,757
Increase decrease in current liabilities		$ 96
Increase decrease in non current assets		8
Investments in infrastructure projects subtotal									3,882			3,921
Increase decrease in fixed assets in infrastructure projects		(39)
Increase decrease in noncurrent financial assets		62
Increase decrease in deferred tax assets		(15)
Increase decrease in current assets		50
Trade and other current receivables									465			443
Increase decrease in trade and other current receivables		22
Increase decrease in cash and cash equivalents during the period		28
Increase decrease in assets		58
Increase decrease in non current liabilities		653
Non-current portion of non-current borrowings									11,383			10,716
Increase decrease in long term borrowings		667
Increase decrease in deferred tax liabilities		(14)
Current borrowings and current portion of non-current borrowings									548			514
Increase decrease in current borrowings and current portion of noncurrent borrowings		34
Trade and other current payables									$ 195			$ 133
Increase decrease in trade and other current payables		62
Increase decrease in equity and liabilities		58
Revenue and other operating income, operating		$ 2,009			$ 1,705			$ 1,495
India, Rupees
Balance sheet movements of associates companies [Line Items]
Assets | €	884,000,000			1,026,000,000
Equity attributable to owners of parent | €	882,000,000			1,023,000,000
Liabilities | €	1,000,000			3,000,000
India, Rupees | IRB Infrastructure Trust (Private InvIT) [Member]
Balance sheet movements of associates companies [Line Items]
Non-current assets | ₨											₨ 492,550			₨ 536,192
Current assets | ₨											67,837			15,719
Assets | ₨											560,387			551,911
Equity attributable to owners of parent | €	259,701,000,000			240,784,000,000
Equity | ₨											(261,022)			(240,784)
Non-current liabilities | ₨											285,844			297,474
Current liabilities | ₨											13,521			13,653
Equity and liabilities | ₨											560,387			551,911
Group´s share in equity (23.99%) | ₨			₨ 62,308			₨ 57,769
India, Rupees | IRB Infrastructure Trust (Private InvIT) [Member] | Ferrovial SA [Member]
Balance sheet movements of associates companies [Line Items]
Profit (loss) from continuing operations | ₨			(2,539)			(3,131)
Comprehensive income | ₨			(2,539)			(3,131)
Group´s share in equity (23.99% Million EUR) | €	(6,000,000)			(8,000,000)
Group´s share in equity (23.99%) | ₨			(609)			(751)
Revenue, operating | ₨			64,345			22,040
India, Rupees | IRB Infrastructure Trust (Private InvIT) [Member] | Fair value recognised on acquisition June [Member]
Balance sheet movements of associates companies [Line Items]
Non-current assets | ₨											537,578
Current assets | ₨											13,799
Assets | ₨											551,377
Equity attributable to owners of parent | €	245,257,000,000
Equity | ₨											(245,257)
Non-current liabilities | ₨											294,852
Current liabilities | ₨											11,268
Equity and liabilities | ₨											551,377
Group´s share in equity (23.99%) | ₨			58,842
India, Rupees | IRB infrastructure developers limited [Member]
Balance sheet movements of associates companies [Line Items]
Non-current assets | ₨											438,952			405,626
Current assets | ₨											55,198			46,158
Assets | ₨											494,150			451,784
Equity | ₨											(154,494)			(141,663)
Non-current liabilities | ₨											300,191			273,464
Current liabilities | ₨											39,465			36,657
Equity and liabilities | ₨											494,150			451,784
India, Rupees | IRB infrastructure developers limited [Member] | Ferrovial SA [Member]
Balance sheet movements of associates companies [Line Items]
Profit (loss) from continuing operations | ₨			12,363			5,096
Other comprehensive income, before tax | ₨			₨ 1,453			₨ (1,440)
Total comprehensive income | ₨											₨ 13,816			₨ 3,656
Group´s share in equity (19.86% and 24.86% post and pre-sale, respectively) | €	2,455,000,000			1,534,000,000
Group´s share in equity (Million EUR) | €	25,000,000			13,000,000
Revenue and other operating income, operating | €	€ 66,460,000,000			€ 72,806,000,000